Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). GALIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. GALIC’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, mortgage-backed securities (“MBS”), non-affiliated common stocks and equity index call options priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 — Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. GALIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

GALIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company's internal investment professionals are a group of approximately 25 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing services regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
December 31, 2016
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$10	$32	$8	$50
States, municipalities and political subdivisions	—	4,101	75	4,176
Foreign government	—	13	—	13
Residential MBS	—	2,449	148	2,597
Commercial MBS	—	1,324	25	1,349
Asset-backed securities (“ABS”)	—	4,160	359	4,519
Corporate and other	15	14,649	652	15,316
Total AFS fixed maturities	25	26,728	1,267	28,020
Trading fixed maturities	—	117	—	117
Equity securities	360	25	110	495
Variable annuity assets (separate accounts) (*)	—	600	—	600
Equity options — fixed-indexed annuities	—	492	—	492
Other assets — derivatives	—	1	—	1
Total assets accounted for at fair value	$385	$27,963	$1,377	$29,725
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$1,759	$1,759
Other liabilities — derivatives	—	30	—	30
Total liabilities accounted for at fair value	$—	$30	$1,759	$1,789

December 31, 2015
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$10	$35	$15	$60
States, municipalities and political subdivisions	—	3,934	32	3,966
Foreign government	—	13	—	13
Residential MBS	—	2,400	184	2,584
Commercial MBS	—	1,938	36	1,974
Asset-backed securities	—	3,159	333	3,492
Corporate and other	16	12,801	580	13,397
Total AFS fixed maturities	26	24,280	1,180	25,486
Trading fixed maturities	—	114	—	114
Equity securities	372	31	83	486
Variable annuity assets (separate accounts) (*)	—	608	—	608
Equity options — fixed-indexed annuities	—	241	—	241
Other assets — derivatives	—	2	—	2
Total assets accounted for at fair value	$398	$25,276	$1,263	$26,937
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$1,369	$1,369
Other liabilities — derivatives	—	8	—	8
Total liabilities accounted for at fair value	$—	$8	$1,369	$1,377
 (*)   Variable annuity liabilities equal the fair value of variable annuity assets.

The transfers between Level 1 and Level 2 for the years ended December 31, 2016, 2015 and 2014 are reflected in the table below at fair value as of the end of the reporting period (dollars in millions):

	Level 2 To Level 1 Transfers						Level 1 To Level 2 Transfers
	# of Transfers			Fair Value			# of Transfers			Fair Value
	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
Perpetual preferred stocks	—	—	1	$—	$—	$4	1	—	3	$1	$—	$14
Common stocks	2	1	—	—	—	—	2	1	1	—	—	—

Transfers between Level 1 and Level 2 for all periods presented were a result of increases or decreases in observable trade activity.

Approximately 5% of the total assets carried at fair value on December 31, 2016 were Level 3 assets. Approximately 80% ($1.10 billion) of the Level 3 assets were priced using non-binding broker quotes, for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by GALIC. Since internally developed Level 3 asset fair values represent approximately 1% of the total assets measured at fair value, any justifiable changes in unobservable inputs used to determine internally developed fair values would not have a material impact on GALIC’s financial position.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in GALIC’s fixed-indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $1.76 billion at December 31, 2016. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives at December 31, 2016. See Note F — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.4% – 2.9% over the risk free rate
Risk margin for uncertainty in cash flows	0.68% reduction in the discount rate
Surrenders	3% – 21% of indexed account value
Partial surrenders	2% – 10% of indexed account value
Annuitizations	0.1% – 1% of indexed account value
Deaths	1.5% – 8.0% of indexed account value
Budgeted option costs	2.4% – 3.6% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of GALIC’s individual fixed-indexed annuity products with an expected range of 6% to 10% in the majority of future calendar years (3% to 21% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2016, 2015 and 2014 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
U.S. government agency	$15	$(7)	$—	$—	$—	$—	$—	$8
State and municipal	32	—	(3)	47	(1)	—	—	75
Residential MBS	184	(3)	(2)	6	(26)	29	(40)	148
Commercial MBS	36	(1)	—	—	(6)	—	(4)	25
Asset-backed securities	333	(1)	1	30	(20)	49	(33)	359
Corporate and other	580	(1)	(9)	134	(58)	22	(16)	652
Total AFS fixed maturities	1,180	(13)	(13)	217	(111)	100	(93)	1,267
Equity securities	83	(6)	23	28	(15)	9	(12)	110
Total Level 3 assets	$1,263	$(19)	$10	$245	$(126)	$109	$(105)	$1,377

Embedded derivatives (*)	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)
Total Level 3 liabilities	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $17 million in 2016.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	24	—	—	9	(1)	—	—	32
Residential MBS	235	(2)	(2)	—	(32)	48	(63)	184
Commercial MBS	37	(1)	(1)	—	(2)	4	(1)	36
Asset-backed securities	175	1	(5)	184	(40)	28	(10)	333
Corporate and other	484	(4)	(9)	147	(47)	9	—	580
Total AFS fixed maturities	970	(6)	(17)	340	(122)	89	(74)	1,180
Equity securities	47	(3)	(6)	51	—	—	(6)	83
Total Level 3 assets	$1,017	$(9)	$(23)	$391	$(122)	$89	$(80)	$1,263

Embedded derivatives (*)	$(1,160)	$(17)	$—	$(257)	$65	$—	$—	$(1,369)
Total Level 3 liabilities	$(1,160)	$(17)	$—	$(257)	$65	$—	$—	$(1,369)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $28 million in 2015.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2013	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2014
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	20	—	1	—	—	3	—	24
Residential MBS	267	4	3	10	(27)	62	(84)	235
Commercial MBS	24	(1)	—	—	—	14	—	37
Asset-backed securities	62	2	(2)	88	(17)	65	(23)	175
Corporate and other	292	3	13	88	(60)	151	(3)	484
Total AFS fixed maturities	680	8	15	186	(104)	295	(110)	970
Equity securities	8	1	1	31	—	12	(6)	47
Total Level 3 assets	$688	$9	$16	$217	$(104)	$307	$(116)	$1,017

Embedded derivatives (*)	$(804)	$(182)	$—	$(221)	$47	$—	$—	$(1,160)
Total Level 3 liabilities	$(804)	$(182)	$—	$(221)	$47	$—	$—	$(1,160)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $58 million in 2014.

Fair Value of Financial Instruments   The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements are summarized below (in millions):

	Carrying	Fair Value
	Value	Total	Level 1	Level 2	Level 3
December 31, 2016
Financial assets:
Cash and cash equivalents	$499	$499	$499	$—	$—
Mortgage loans	890	887	—	—	887
Policy loans	192	192	—	—	192
Total financial assets not accounted for at fair value	$1,581	$1,578	$499	$—	$1,079
Financial liabilities:
Annuity benefits accumulated (*)	$29,703	$28,932	$—	$—	$28,932
Total financial liabilities not accounted for at fair value	$29,703	$28,932	$—	$—	$28,932

December 31, 2015
Financial assets:
Cash and cash equivalents	$262	$262	$262	$—	$—
Mortgage loans	880	883	—	—	883
Policy loans	201	201	—	—	201
Total financial assets not accounted for at fair value	$1,343	$1,346	$262	$—	$1,084
Financial liabilities:
Annuity benefits accumulated (*)	$26,422	$25,488	$—	$—	$25,488
Total financial liabilities not accounted for at fair value	$26,422	$25,488	$—	$—	$25,488

(*)	Excludes $204 million and $200 million of life contingent annuities in the payout phase at December 31, 2016 and 2015, respectively.

The carrying amount of cash and cash equivalents approximates fair value. Fair values for mortgage loans are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.